Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,291,000
Previously Paid Amount	0.00
Total Fee Amount	350.75
Total Offset Amount	0.00
Net Fee	350.75
Narrative - Max Aggregate Offering Price	$ 2,291,000
Final Prospectus	true